Standard Industrial Classification (SIC)
Investment Trust Company -6091
Real Estate Investment Trust-6798
Asset- Backed Securities - 6189
           CIK: 0001688912
         CCC: dztpdz6*

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        UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
        Washington, D.C. 20549

                  FORM ABS-15G
             ASSET-BACKED SECURITIZER
   REPORT PURSUANT TO SECTION 15G OF
   THE SECURITIES EXCHANGE ACT OF 1934

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [X ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

__ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001688912

    DONALD RIVERS GOOLSBY WHFIT
  (Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001688912
Central Index Key Number of underwriter (if applicable):    0001688912

          Donald Goolsby Authorized Representative
                440-313-1977
       Name and telephone number, including area code, of the person to contact in connection with this filing

    SIGNATURES
 Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Securitizer: DONALD RIVERS GOOLSBY WHFIT

               BY; Donald Goolsby
                               Title; Executor/Authorized Representaaative UCC1-207/308